Description of Organization, Business Operations and Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of change in fair value of the derivative warrant liabilities - USD ($)
	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule Of Change In Fair Value Of The Derivative Warrant Liabilities [Abstract]
Warrant liabilities	$ 123,070
Issuance of private warrants		142,353
Change in fair value of warrant liabilities	$ 110,872	(19,284)
Warrant liabilities		$ 123,070